FPA CAPITAL FUND, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO PROSPECTUS DATED JULY 29, 2013

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

FPA CAPITAL FUND, INC.
SUPPLEMENT DATED JUNE 23, 2014, TO STATEMENT OF ADDITIONAL INFORMATION DATED JULY 29, 2013

Effective June 23, 2014, the following addresses for Shareholder Services, the Distributor and the Investment Adviser have changed:

Shareholder Services (new overnight courier address for buying and redeeming shares):

UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212

Distributor:

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

Investment Adviser:

First Pacific Advisors, LLC
11601 Wilshire Blvd., Ste. 1200
Los Angeles, CA 90025

The P.O. Box address for UMB Fund Services, Inc. remains the same, P.O. Box 2175, Milwaukee, WI 53201-2175. The telephone numbers and toll free numbers for UMB Fund Services, Inc., UMB Distribution Services, LLC and First Pacific Advisors, LLC, remain the same.

The Board of Directors of FPA Capital Fund, Inc. (the "Fund"), announced today that Christopher H. Thomas, the Fund's Chief Compliance Officer, will resign as an officer of the Fund effective June 30, 2014. Additionally, the Board announced that effective June 30, 2014, Leora R. Weiner, Esq. will serve as the Chief Compliance Officer of the Fund.

Effective on June 30, 2014, references to Christopher H. Thomas will be deleted from the Fund's Statement of Additional Information and Leora R. Weiner will be added to the Statement of Additional Information, and it will be revised as described below.

The Section in the Fund's Statement of Additional Information entitled "OFFICERS" is deleted and replaced as follows:

OFFICERS

NAME, ADDRESS* AND AGE	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Dennis M. Bryan, 51	Chief Executive Officer & Portfolio Manager	1996

Partner of First Pacific Advisors, LLC (since October 2006). Co-Chief Executive Officer of the Fund from January 2010 to April 2013, Vice President of the Fund from August 1996 to January 2010, and of First Pacific Advisors, Inc. from January 1996 to September 2006.

Arik A. Ahitov, 38	Associate Portfolio Manager	2013

Managing Director of First Pacific Advisors, LLC (since July 2013), Vice President of First Pacific Advisors, LLC from October 2010 to December 2012, and a Vice President of Shamrock Capital Advisors, LLC from September 2004 to September 2010.

Eric S. Ende, 68	Vice President	1985

Partner of First Pacific Advisors, LLC (since October 2006); Director, President and Portfolio Manager for more than the past five years of FPA Paramount Fund, Inc. and of FPA Perennial Fund, Inc.; Director, President and Chief Investment Officer for more than the past five years of Source Capital, Inc.; and Vice President of FPA New Income, Inc. and of FPA Funds Trust for more than the past five years. Senior Vice President of First Pacific Advisors, Inc. from December 1994 to September 2006.

J. Richard Atwood, 53	Treasurer	1997

Managing Partner and Chief Operating Officer, Chief Financial Officer and Treasurer of First Pacific Advisors, LLC (since October 2006). Treasurer of each FPA Fund for more than the past five years. Director, President, Chief Executive Officer, Chief Compliance Officer, Chief Financial Officer and Treasurer for more than the past five years until March 2013 of FPA Fund Distributors, Inc. Director, Principal, Chief Operating Officer and Chief Financial Officer (from January 1997) of First Pacific Advisors, Inc. from May 2000 to September 2006.

NAME, ADDRESS* AND AGE	POSITION WITH FUND	YEAR FIRST ELECTED AN OFFICER OF THE FUND	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Sherry Sasaki, 58	Secretary	1984

Assistant Vice President and Secretary of First Pacific Advisors, LLC (since October 2006); and Secretary of each FPA Fund for more than the past five years. Secretary for more than the past five years until March 2013 of FPA Fund Distributors, Inc. Assistant Vice President (from December 1992) and Secretary (from June 1991) of First Pacific Advisors, Inc. to September 2006.

Leora R. Weiner, Esq., 43	Chief Compliance Officer	2014

Managing Director, General Counsel and Chief Compliance Officer of First Pacific Advisors, LLC (since June 2014); and Chief Compliance Officer of each FPA Fund (since June 2014). Former Managing Director (since March 2013), General Counsel (since September 2012) and Chief Compliance Officer (since August 2010) of Tradewinds Global Investors, LLC, a Nuveen Investments Company, to June 2014. Various officerships held at Nuveen from August 2008 until transfer to Tradewinds in August 2010.

E. Lake Setzler III, 46	Assistant Treasurer	2006

Vice President and Controller of First Pacific Advisors, LLC (since October 2006); and Assistant Treasurer of each FPA Fund (since February 2006). Former Vice President and Controller of First Pacific Advisors, Inc. from December 2005 to September 2006.

Michael P. Gomez, 28	Assistant Vice President	2012

Assistant Vice President and Assistant Controller of First Pacific Advisors, LLC (since June 2010); and Assistant Vice President of each FPA Fund (since February 2012). Former Experienced Associate/in-charge within the Financial Services-Investment Management Group at PricewaterhouseCoopers LLP from September 2007 to May 2010.

*  The address of each officer is 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025.